Average Annual Total Returns - PGIM QMA Global Tactical Allocation Fund	A One Year	A Five Years	A Ten Years	A SinceInception	A Inception	C One Year	C Five Years	C Ten Years	C SinceInception	C Inception	Z One Year	Z Five Years	Z Ten Years	Z SinceInception	Z Inception	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions SinceInception	Z Return After Taxes on Distributions Inception	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Z Return After Taxes on Distributions and Sale of Fund Shares Inception	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 Inception	Customized Blend Index One Year	Customized Blend Index Five Years	Customized Blend Index Ten Years	Customized Blend Index SinceInception		Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index One Year	Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index Five Years	Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index Ten Years	Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index SinceInception		MSCI World Index (ND) One Year	MSCI World Index (ND) Five Years	MSCI World Index (ND) Ten Years	MSCI World Index (ND) SinceInception
Total	(8.51%)	2.33%		1.40%	Apr. 21, 2015	(4.73%)	2.75%		1.66%	Apr. 21, 2015	(2.86%)	3.79%		2.69%	Apr. 21, 2015	(2.86%)	2.38%		1.46%	Apr. 21, 2015	(1.69%)	2.46%		1.67%	Apr. 21, 2015	(2.87%)	3.76%		2.67%	Apr. 21, 2015	11.46%	8.59%		7.03%	[1]	5.58%	4.48%		3.90%	[1]	15.90%	12.19%		9.62%	[1]

[1]	Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.